COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 28, 2024 (Unaudited)*

		Shares	Value
PREFERRED SECURITIES—EXCHANGE-TRADED	24.6%
BANKING	8.1%
Bank of America Corp., 4.125%, Series PP(a)(b)		34,350	$667,764
Bank of America Corp., 4.25%, Series QQ(a)(b)		59,099	1,170,160
Bank of America Corp., 4.375%, Series NN(a)(b)		32,349	667,360
Bank of America Corp., 4.75%, Series SS(a)(b)		30,254	668,613
Bank of America Corp., 5.375%, Series KK(a)(b)		55,215	1,322,399
Bank of America Corp., 5.875%, Series HH(a)(b)		35,622	886,632
Federal Agricultural Mortgage Corp., 4.875%, Series G(b)		27,286	555,816
JPMorgan Chase & Co., 4.20%, Series MM(a)(b)		15,599	314,476
JPMorgan Chase & Co., 4.55%, Series JJ(a)(b)		19,453	416,489
JPMorgan Chase & Co., 5.75%, Series DD(a)(b)		58,472	1,462,969
Morgan Stanley, 4.25%, Series O(a)(b)		34,072	686,210
Morgan Stanley, 5.85%, Series K(a)(b)		35,291	881,922
Morgan Stanley, 6.375%, Series I(a)(b)		66,456	1,654,754
Morgan Stanley, 6.50%, Series P(a)(b)		14,598	384,073
Regions Financial Corp., 5.70% to 5/15/29, Series C(a)(b)(c)		35,091	828,148
Texas Capital Bancshares, Inc., 5.75%, Series B(a)(b)		8,443	171,984
Truist Financial Corp., 4.75%, Series R(a)(b)		20,152	429,238
U.S. Bancorp, 4.00%, Series M(a)(b)		50,675	955,224
U.S. Bancorp, 5.50%, Series K(a)(b)		22,605	557,439
Wells Fargo & Co., 4.25%, Series DD(a)(b)		44,544	868,163
Wells Fargo & Co., 4.375%, Series CC(a)(b)		59,764	1,213,209
Wells Fargo & Co., 4.70%, Series AA(a)(b)		52,257	1,123,526
Wells Fargo & Co., 4.75%, Series Z(a)(b)		82,253	1,784,890
Wells Fargo & Co., 5.625%, Series Y(a)(b)		37,197	924,717

			20,596,175

CONSUMER DISCRETIONARY PRODUCTS	0.2%
Ford Motor Co., Senior Debt, 6.50%, due 8/15/62(a)		22,478	558,354

FINANCIAL SERVICES	1.5%
Affiliated Managers Group, Inc., 6.75%, due 3/30/64(a)		55,600	1,418,912
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(a)(c)		36,235	958,416
Carlyle Finance LLC, 4.625%, due 5/15/61(a)		1,919	37,440
TPG Operating Group II LP, 6.95%, due 3/15/64(a)		56,904	1,495,437

			3,910,205

INDUSTRIAL SERVICES	1.1%
WESCO International, Inc., 10.625% to 6/22/25, Series A(b)(c)		104,030	2,737,029

INSURANCE	7.3%
AEGON Funding Co. LLC, 5.10%, due 12/15/49 (Netherlands)(a)		48,866	1,058,926
Allstate Corp., 7.375%, Series J(a)(b)		23,761	637,983
Arch Capital Group Ltd., 4.55%, Series G(a)(b)		64,738	1,339,429
Arch Capital Group Ltd., 5.45%, Series F(a)(b)		34,097	805,712
Athene Holding Ltd., 4.875%, Series D(a)(b)		70,627	1,312,956
Athene Holding Ltd., 5.625%, Series B(a)(b)		8,698	188,834
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)(c)		43,898	1,046,089
Athene Holding Ltd., 6.375% to 6/30/25, Series C(a)(b)(c)		6,735	167,432
Athene Holding Ltd., 7.25% to 3/30/29, due 3/30/64(a)(c)		54,814	1,396,661
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)(c)		47,590	1,242,575
Axis Capital Holdings Ltd., 5.50%, Series E(a)(b)		29,013	657,725

		Shares	Value
Brighthouse Financial, Inc., 5.375%, Series C(a)(b)		33,701	$691,544
Enstar Group Ltd., 7.00% to 9/1/28, Series D(a)(b)(c)		54,631	1,368,506
Equitable Holdings, Inc., 4.30%, Series C(a)(b)		24,923	461,325
Equitable Holdings, Inc., 5.25%, Series A(a)(b)		40,382	921,921
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53(a)		50,050	1,309,308
Lincoln National Corp., 9.00%, Series D(a)(b)		30,282	834,875
MetLife, Inc., 4.75%, Series F(a)(b)		11,301	240,711
MetLife, Inc., 5.625%, Series E(a)(b)		66,230	1,590,845
Prudential Financial, Inc., 5.95%, due 9/1/62(a)		55	1,411
Reinsurance Group of America, Inc., 7.125% to 10/15/27, due 10/15/52(a)(c)		14,836	384,104
RenaissanceRe Holdings Ltd., 4.20%, Series G (Bermuda)(b)		36,402	689,090
W R Berkley Corp., 4.125%, due 3/30/61(a)		14,253	277,791

			18,625,753

PIPELINES	0.4%
Energy Transfer LP, 7.60% to 5/15/24, Series E(a)(b)(c)		22,915	579,749
TC Energy Corp., 3.351% to 11/30/25, Series 11 (Canada)(a)(b)(c)		26,957	368,369

			948,118

REAL ESTATE	1.3%
Public Storage, 4.10%, Series S(a)(b)		30,000	566,700
Public Storage, 4.70%, Series J(a)(b)		38,024	817,136
Public Storage, 4.75%, Series K(a)(b)		22,122	478,720
Regency Centers Corp., 5.875%, Series B(b)		60,000	1,407,600

			3,270,156

TELECOMMUNICATIONS	1.7%
AT&T, Inc., 4.75%, Series C(a)(b)		48,527	975,878
AT&T, Inc., 5.00%, Series A(a)(b)		48,300	1,031,688
AT&T, Inc., Senior Debt, 5.35%, due 11/1/66(a)		36,835	865,622
AT&T, Inc., Senior Debt, 5.625%, due 8/1/67(a)		24,500	598,535
U.S. Cellular Corp., Senior Debt, 5.50%, due 3/1/70(a)		10,734	193,427
U.S. Cellular Corp., Senior Debt, 5.50%, due 6/1/70(a)		10,815	195,752
U.S. Cellular Corp., Senior Debt, 6.25%, due 9/1/69(a)		23,860	460,975

			4,321,877

UTILITIES	3.0%
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)(a)(c)		22,887	572,175
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a)(b)		25,091	426,547
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a)(b)		34,274	591,569
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)(a)		47,325	871,253
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)(a)(b)		47,732	865,858
CMS Energy Corp., 5.625%, due 3/15/78(a)		39,996	982,302
SCE Trust VII, 7.50%, Series M (TruPS)(a)(b)		111,200	2,961,256
Sempra, 5.75%, due 7/1/79(a)		14,706	352,062

			7,623,022

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$61,536,713)			62,590,689

		Principal Amount**		Value
PREFERRED SECURITIES—OVER-THE-COUNTER	120.8%
BANKING	76.8%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(b)(c)(d)(e)		EUR	800,000	$833,477
Abanca Corp. Bancaria SA, 10.625% to 7/14/28 (Spain)(b)(c)(d)(e)		EUR	400,000	478,440
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(b)(c)(d)(e)		EUR	1,000,000	1,115,950
AIB Group PLC, 5.25% to 10/9/24 (Ireland)(b)(c)(d)(e)		EUR	600,000	643,904
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27 (Spain)(b)(c)(d)			600,000	554,054
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(b)(c)(d)			1,600,000	1,590,360
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(b)(c)(d)			1,700,000	1,832,532
Banco de Credito e Inversiones SA, 8.75% to 2/8/29 (Chile)(b)(c)(d)(f)			400,000	412,750
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain)(b)(c)(d)(e)		EUR	800,000	836,076
Banco de Sabadell SA, 9.375% to 7/18/28 (Spain)(b)(c)(d)(e)		EUR	1,800,000	2,110,303
Banco Santander SA, 9.625% to 11/21/28 (Spain)(b)(c)(d)			1,200,000	1,283,916
Banco Santander SA, 9.625% to 5/21/33 (Spain)(b)(c)(d)			3,400,000	3,753,457
Bank of America Corp., 4.375% to 1/27/27, Series RR(a)(b)(c)			1,574,000	1,479,470
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(b)(c)			1,235,000	1,217,651
Bank of America Corp., 6.10% to 3/17/25, Series AA(a)(b)(c)			764,000	768,021
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(b)(c)			1,215,000	1,221,356
Bank of America Corp., 6.25% to 9/5/24, Series X(a)(b)(c)			305,000	306,110
Bank of America Corp., 6.30% to 3/10/26, Series DD(a)(b)(c)			662,000	665,905
Bank of America Corp., 6.50% to 10/23/24, Series Z(a)(b)(c)			305,000	306,021
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(b)(c)(d)(e)		EUR	1,010,000	1,109,305
Bank of Nova Scotia, 4.90% to 6/4/25 (Canada)(a)(b)(c)			1,020,000	1,006,253
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(a)(c)			1,000,000	1,020,078
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(a)(c)			1,600,000	1,669,922
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(b)(c)			880,000	880,988
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(b)(c)(d)			1,000,000	966,381
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(b)(c)(d)		GBP	200,000	248,834
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(b)(c)(d)			1,400,000	1,400,615
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(b)(c)(d)(e)		GBP	600,000	772,534
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(b)(c)(d)		GBP	600,000	783,229
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(b)(c)(d)			2,600,000	2,763,545
BNP Paribas SA, 4.50% to 2/25/30 (France)(b)(c)(d)(f)			1,400,000	1,140,209
BNP Paribas SA, 4.625% to 1/12/27 (France)(b)(c)(d)(f)			2,800,000	2,545,942
BNP Paribas SA, 4.625% to 2/25/31 (France)(b)(c)(d)(f)			2,075,000	1,716,911
BNP Paribas SA, 7.00% to 8/16/28 (France)(b)(c)(d)(f)			965,000	958,439
BNP Paribas SA, 7.375% to 8/19/25 (France)(b)(c)(d)(f)			1,000,000	1,004,872
BNP Paribas SA, 7.75% to 8/16/29 (France)(b)(c)(d)(f)			2,000,000	2,052,366
BNP Paribas SA, 8.00% to 8/22/31 (France)(b)(c)(d)(f)			400,000	409,252
BNP Paribas SA, 8.50% to 8/14/28 (France)(b)(c)(d)(f)			2,800,000	2,933,706
BNP Paribas SA, 9.25% to 11/17/27 (France)(b)(c)(d)(f)			1,600,000	1,720,832
CaixaBank SA, 7.50% to 1/16/30 (Spain)(b)(c)(d)(e)		EUR	600,000	672,496
CaixaBank SA, 8.25% to 3/13/29 (Spain)(b)(c)(d)(e)		EUR	1,000,000	1,149,423
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(b)(c)			3,653,000	3,422,217
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)(c)			4,204,000	3,552,400
Charles Schwab Corp., 5.00% to 6/1/27, Series K(b)(c)			652,000	624,981
Charles Schwab Corp., 5.375% to 6/1/25, Series G(a)(b)(c)			1,686,000	1,678,546
Citigroup Capital III, 7.625%, due 12/1/36 (TruPS)			4,115,000	4,332,801
Citigroup, Inc., 3.875% to 2/18/26, Series X(b)(c)			2,343,000	2,217,118
Citigroup, Inc., 5.95% to 5/15/25, Series P(b)(c)			1,882,000	1,881,526
Citigroup, Inc., 6.25% to 8/15/26, Series T(b)(c)			636,000	639,223
Citigroup, Inc., 7.625% to 11/15/28, Series AA(b)(c)			2,739,000	2,882,433
CoBank ACB, 6.25% to 10/1/26, Series I(a)(b)(c)			2,534,000	2,488,480
CoBank ACB, 6.45% to 10/1/27, Series K(a)(b)(c)			1,370,000	1,354,304

	Principal Amount**			Value
Commerzbank AG, 7.00% to 4/9/25 (Germany)(b)(c)(d)(e)		1,000,000		$986,196
Cooperatieve Rabobank UA, 4.875% to 6/29/29 (Netherlands)(b)(c)(d)(e)	EUR	1,400,000		1,426,374
Credit Agricole SA, 4.75% to 3/23/29 (France)(a)(b)(c)(d)(f)		2,000,000		1,761,587
Credit Agricole SA, 6.50% to 9/23/29, Series EMTN (France)(b)(c)(d)(e)	EUR	1,600,000		1,755,156
Credit Agricole SA, 7.25% to 9/23/28, Series EMTN (France)(b)(c)(d)(e)	EUR	900,000		1,025,854
Credit Agricole SA, 8.125% to 12/23/25 (France)(a)(b)(c)(d)(f)		650,000		664,261
Credit Suisse Group AG, 6.375%, Claim (Switzerland)(b)(d)(f)(g)(h)		3,000,000		345,000
Danske Bank AS, 7.00% to 6/26/25 (Denmark)(b)(c)(d)(e)		600,000		596,333
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)(b)(c)(d)		400,000		371,291
Deutsche Bank AG, 10.00% to 12/1/27 (Germany)(b)(c)(d)(e)	EUR	1,400,000		1,641,605
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4(b)(c)(f)		1,725,000		1,709,626
Farm Credit Bank of Texas, 9.601% (3 Month USD Term SOFR + 4.01%)(b)(f)(i)		9,779	†	977,900
First Horizon Bank, 6.437% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(a)(b)(f)(i)		1,537	†	975,995
Goldman Sachs Capital I, 6.345%, due 2/15/34 (TruPS)		1,007,000		1,050,258
Goldman Sachs Group, Inc., 3.65% to 8/10/26, Series U(b)(c)		1,287,000		1,178,715
Goldman Sachs Group, Inc., 7.50% to 2/10/29, Series W(b)(c)		843,000		897,239
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, Series 2 (United Kingdom)(b)(c)(f)		1,797,000		2,264,409
HSBC Holdings PLC, 4.00% to 3/9/26 (United Kingdom)(a)(b)(c)(d)		1,800,000		1,676,700
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a)(b)(c)(d)		3,400,000		2,884,831
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a)(b)(c)(d)		4,600,000		4,439,317
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a)(b)(c)(d)		600,000		596,578
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a)(b)(c)(d)		1,600,000		1,569,841
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)(a)		902,000		961,927
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(c)(d)		2,400,000		2,497,082
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(b)(c)		779,000		707,875
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(b)(c)		926,000		846,898
ING Groep NV, 4.25% to 5/16/31, Series NC10 (Netherlands)(b)(c)(d)		600,000		456,713
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(b)(c)(d)(e)		2,200,000		1,895,117
ING Groep NV, 5.75% to 11/16/26 (Netherlands)(b)(c)(d)		2,400,000		2,286,916
ING Groep NV, 6.50% to 4/16/25 (Netherlands)(b)(c)(d)		1,400,000		1,383,870
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(b)(c)(d)(e)		800,000		795,871
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(b)(c)(d)(e)		1,200,000		1,219,080
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(b)(c)(d)(f)		1,200,000		1,198,174
Intesa Sanpaolo SpA, 9.125% to 9/7/29 (Italy)(b)(c)(d)(e)	EUR	1,400,000		1,690,446
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)(c)		5,244,000		5,439,456
JPMorgan Chase & Co., 8.818% (3 Month USD Term SOFR + 3.512%), Series Q(a)(b)(i)		1,306,000		1,307,016
Lloyds Banking Group PLC, 6.75% to 6/27/26 (United Kingdom)(b)(c)(d)		400,000		395,535
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(b)(c)(d)		2,200,000		2,196,705
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(b)(c)(d)		600,000		605,620
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(b)(c)(d)	GBP	800,000		1,031,681
M&T Bank Corp., 3.50% to 9/1/26, Series I(b)(c)		178,000		136,973
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)(b)(c)(d)(e)	GBP	600,000		719,425
NatWest Group PLC, 6.00% to 12/29/25 (United Kingdom)(b)(c)(d)		1,400,000		1,370,587
NatWest Group PLC, 8.00% to 8/10/25 (United Kingdom)(b)(c)(d)		800,000		804,942
Nordea Bank Abp, 6.625% to 3/26/26 (Finland)(a)(b)(c)(d)(f)		1,600,000		1,587,861
PNC Financial Services Group, Inc., 3.40% to 9/15/26, Series T(a)(b)(c)		1,283,000		1,124,601
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)(c)		1,381,000		1,353,446
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)(c)		1,976,000		1,975,795
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)(c)		2,191,000		2,128,934
Regions Financial Corp., 5.75% to 6/15/25, Series D(b)(c)		529,000		522,453
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a)(b)(c)(d)(e)		200,000		198,000

		Principal Amount**		Value
Societe Generale SA, 5.375% to 11/18/30 (France)(b)(c)(d)(f)			2,400,000	$2,028,270
Societe Generale SA, 6.75% to 4/6/28 (France)(b)(c)(d)(f)			2,160,000	1,973,075
Societe Generale SA, 7.875% to 1/18/29, Series EMTN (France)(b)(c)(d)(e)		EUR	600,000	678,896
Societe Generale SA, 9.375% to 11/22/27 (France)(b)(c)(d)(f)			2,800,000	2,906,576
Societe Generale SA, 10.00% to 11/14/28 (France)(b)(c)(d)(f)			2,600,000	2,764,744
Standard Chartered PLC, 4.30% to 8/19/28 (United Kingdom)(b)(c)(d)(f)			1,000,000	825,428
Standard Chartered PLC, 4.75% to 1/14/31 (United Kingdom)(b)(c)(d)(f)			1,200,000	1,000,413
Standard Chartered PLC, 7.75% to 8/15/27 (United Kingdom)(b)(c)(d)(f)			600,000	609,146
Standard Chartered PLC, 7.875% to 3/8/30 (United Kingdom)(b)(c)(d)(f)			1,800,000	1,794,215
State Street Corp., 6.70% to 3/15/29, Series I(b)(c)			2,290,000	2,329,438
Swedbank AB, 7.625% to 3/17/28 (Sweden)(b)(c)(d)(e)			200,000	199,481
Swedbank AB, 7.75% to 3/17/30 (Sweden)(b)(c)(d)(e)			1,200,000	1,192,490
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(a)(c)			3,400,000	3,574,600
Truist Financial Corp., 4.95% to 9/1/25, Series P(a)(b)(c)			694,000	682,607
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a)(b)(c)			1,450,000	1,356,097
Truist Financial Corp., 5.125% to 12/15/27, Series M(a)(b)(c)			872,000	789,754
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(b)(c)(d)(f)			1,800,000	1,484,678
UBS Group AG, 4.875% to 2/12/27 (Switzerland)(b)(c)(d)(f)			3,200,000	2,946,295
UBS Group AG, 5.125% to 7/29/26 (Switzerland)(b)(c)(d)(e)			400,000	381,368
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(b)(c)(d)(e)			2,400,000	2,378,794
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(b)(c)(d)(f)			3,200,000	3,475,120
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(b)(c)(d)(f)			3,800,000	4,297,941
U.S. Bancorp, 3.70% to 1/15/27, Series N(a)(b)(c)			377,000	327,918
U.S. Bancorp, 5.30% to 4/15/27, Series J(a)(b)(c)			1,000,000	959,906
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(b)(c)			5,387,000	5,128,700
Wells Fargo & Co., 5.875% to 6/15/25, Series U(b)(c)			724,000	724,217
Wells Fargo & Co., 5.95%, due 12/15/36			1,027,000	1,035,931
Wells Fargo & Co., 7.625% to 9/15/28(b)(c)			2,160,000	2,313,809
Wells Fargo & Co., 7.95%, due 11/15/29, Series B			249,000	278,349

				195,482,235

ENERGY	1.5%
BP Capital Markets PLC, 4.375% to 6/22/25(a)(b)(c)			384,000	377,314
BP Capital Markets PLC, 4.875% to 3/22/30(a)(b)(c)			1,953,000	1,869,305
BP Capital Markets PLC, 6.45% to 12/1/33(a)(b)(c)			1,610,000	1,671,323

				3,917,942

FINANCIAL SERVICES	1.6%
American Express Co., 3.55% to 9/15/26, Series D(b)(c)			1,833,000	1,701,220
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50(a)(c)(f)			878,000	835,148
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(a)(c)(f)			1,075,000	1,002,698
Discover Financial Services, 6.125% to 6/23/25, Series D(b)(c)			463,000	465,113

				4,004,179

INSURANCE	16.0%
Aegon Ltd., 5.50% to 4/11/28, due 4/11/48 (Netherlands)(a)(c)			600,000	582,467
Aegon Ltd., 5.625% to 4/15/29 (Netherlands)(b)(c)(d)(e)		EUR	1,200,000	1,261,812
Allianz SE, 3.50% to 11/17/25 (Germany)(a)(b)(c)(d)(f)			1,400,000	1,302,004
Allianz SE, 6.35% to 3/6/33, due 9/6/53 (Germany)(a)(c)(f)			1,000,000	1,052,181
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(c)			1,555,000	1,585,629
AXA SA, 6.375% to 7/16/33, Series EMTN (France)(b)(c)(d)(e)		EUR	600,000	673,581
AXA SA, 8.60%, due 12/15/30 (France)(a)			525,000	620,492
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(a)(c)			545,000	486,902

		Principal Amount**		Value
CNP Assurances SACA, 4.875% to 10/7/30 (France)(a)(b)(c)(d)(e)			600,000	$508,371
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(a)(c)			1,640,000	1,643,605
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(a)(c)			1,390,000	1,297,299
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(a)(c)			1,770,000	1,719,386
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a)(b)(c)			1,150,000	1,126,758
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(c)(f)			1,613,000	1,454,642
Hartford Financial Services Group, Inc., 7.694% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(a)(f)(i)			1,400,000	1,247,320
ILFC E-Capital Trust I, 7.145% (3 Month USD Term SOFR + 1.812%), due 12/21/65 (TruPS)(f)(i)			693,000	543,024
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(c)(e)			1,000,000	900,167
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51(c)(f)			1,150,000	1,040,942
Lincoln National Corp., 9.25% to 12/1/27, Series C(b)(c)			853,000	921,046
Markel Group, Inc., 6.00% to 6/1/25(b)(c)			690,000	685,211
MetLife Capital Trust IV, 7.875%, due 12/15/37 (TruPS)(a)(f)			2,678,000	2,877,851
MetLife, Inc., 9.25%, due 4/8/38(a)(f)			2,309,000	2,709,461
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.875% to 11/23/31, due 5/23/42 (Germany)(a)(c)(f)			600,000	609,955
Nippon Life Insurance Co., 6.25% to 9/13/33, due 9/13/53 (Japan)(a)(c)(f)			392,000	410,149
NN Group NV, 6.375% to 9/12/30 (Netherlands)(b)(c)(d)(e)		EUR	400,000	433,918
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(b)(c)(d)(e)			600,000	587,188
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(a)(c)			1,585,000	1,578,849
Prudential Financial, Inc., 6.50% to 12/15/33, due 3/15/54(a)(c)			2,400,000	2,439,180
Prudential Financial, Inc., 6.75% to 12/1/32, due 3/1/53(a)(c)			990,000	1,031,771
QBE Insurance Group Ltd., 5.875% to 5/12/25 (Australia)(a)(b)(c)(f)			1,800,000	1,786,269
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(b)(c)(d)(e)			400,000	349,100
SBL Holdings, Inc., 6.50% to 11/13/26(b)(c)(f)			1,370,000	1,072,573
SBL Holdings, Inc., 7.00% to 5/13/25(b)(c)(f)			1,216,000	1,039,680
Sumitomo Life Insurance Co., 5.875% to 1/18/34 (Japan)(a)(b)(c)(f)			2,000,000	1,997,146
Swiss Re Finance Luxembourg SA, 5.00% to 4/2/29, due 4/2/49 (Switzerland)(a)(c)(f)			400,000	389,701
Zurich Finance Ireland Designated Activity Co., 3.00% to 1/19/31, due 4/19/51, Series EMTN (Switzerland)(a)(c)(e)			966,000	802,100

				40,767,730

PIPELINES	10.7%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(a)(c)			275,000	261,177
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(a)(c)			1,600,000	1,516,165
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(a)(c)			1,724,000	1,688,105
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(a)(c)			1,970,000	1,920,801
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(a)(c)			698,000	703,015
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(a)(c)			2,152,000	2,213,876
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(a)(c)			2,370,000	2,472,140
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(a)(c)			2,815,000	3,065,634
Energy Transfer LP, 6.50% to 11/15/26, Series H(b)(c)			1,250,000	1,228,303
Energy Transfer LP, 7.125% to 5/15/30, Series G(b)(c)			1,873,000	1,833,267
Energy Transfer LP, 8.00% to 2/15/29, due 5/15/54(c)			770,000	808,216
Enterprise Products Operating LLC, 8.573% (3 Month USD Term SOFR + 3.248%), due 8/16/77, Series D(a)(i)			986,000	985,837
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(c)			3,007,000	2,776,087
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(c)			2,065,000	1,887,724
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(c)			3,972,000	3,869,257

				27,229,604

REAL ESTATE	1.6%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80 (Australia)(a)(c)(f)			2,189,000	2,104,309

		Principal Amount**		Value
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80 (Australia)(a)(c)(f)			1,200,000	$1,112,429
Unibail-Rodamco-Westfield SE, 7.25% to 7/3/28 (France)(b)(c)(e)		EUR	800,000	917,495

				4,134,233

RETAIL & WHOLESALE—STAPLES	0.7%
Land O’ Lakes, Inc., 7.00%(b)(f)			1,100,000	841,500
Land O’ Lakes, Inc., 7.25%(b)(f)			1,190,000	957,950

				1,799,450

TELECOMMUNICATIONS	0.6%
Telefonica Europe BV, 6.135% to 2/3/30 (Spain)(b)(c)(e)		EUR	700,000	784,402
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (United Kingdom)(c)			800,000	690,359

				1,474,761

UTILITIES	11.3%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(c)			2,524,000	2,227,319
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(c)			1,481,000	1,338,296
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(c)			992,000	914,816
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(b)(c)			2,525,000	2,376,445
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(b)(c)			660,000	649,324
Edison International, 5.00% to 12/15/26, Series B(b)(c)			516,000	490,150
Edison International, 5.375% to 3/15/26, Series A(b)(c)			2,320,000	2,250,836
Edison International, 7.875% to 3/15/29, due 6/15/54(c)			1,060,000	1,091,615
Electricite de France SA, 7.50% to 9/6/28, Series EMTN (France)(b)(c)(e)		EUR	1,000,000	1,171,419
Electricite de France SA, 9.125% to 3/15/33 (France)(b)(c)(f)			1,000,000	1,104,185
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(c)			3,361,000	3,332,008
NextEra Energy Capital Holdings, Inc., 3.80% to 3/15/27, due 3/15/82(a)(c)			392,000	357,595
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(a)(c)			678,000	651,848
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(a)(c)			2,780,000	2,796,029
Sempra, 4.125% to 1/1/27, due 4/1/52(a)(c)			2,252,000	2,088,834
Sempra, 4.875% to 10/15/25(b)(c)			1,306,000	1,281,113
Sempra, 6.875% to 7/1/29, due 10/1/54(a)(c)			1,880,000	1,901,232
Southern California Edison Co., 9.767% (3 Month USD Term SOFR + 4.461%), Series E(b)(i)			850,000	854,145
Southern Co., 3.75% to 6/15/26, due 9/15/51, Series 21-A(a)(c)			1,261,000	1,180,461
Southern Co., 4.00% to 10/15/25, due 1/15/51, Series B(a)(c)			750,000	721,997

				28,779,667

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$303,555,745)				307,589,801

		Shares
SHORT-TERM INVESTMENTS	2.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.25%(j)			6,800,717	6,800,717

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$6,800,717)				6,800,717

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$371,893,175)	148.1%			376,981,207
LIABILITIES IN EXCESS OF OTHER ASSETS	(48.1)			(122,470,813)

NET ASSETS (Equivalent to $21.16 per share based on 12,028,187 shares of common stock outstanding)	100.0%			$254,510,394

Centrally Cleared Interest Rate Swap Contracts
Notional Amount	Fixed Rate Payable	Fixed Payment Frequency	Floating Rate Receivable (resets monthly)	Floating Payment Frequency	Maturity Date	Value	Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
$30,000,000	0.548%	Monthly	5.424%(k)	Monthly	9/15/25	$1,881,381	$4,142	$1,885,523
39,000,000	1.181%	Monthly	5.424%(k)	Monthly	9/15/26	3,034,698	6,783	3,041,481
40,000,000	0.930%	Monthly	5.424%(k)	Monthly	9/15/27	4,309,547	7,543	4,317,090

						$9,225,626	$18,468	$9,244,094

The total amount of all interest rate swap contracts as presented in the table above are representative of the volume of activity for this derivative type during the period ended March 28, 2024.

Over-the-Counter Total Return Swap Contracts
Counterparty	Notional Amount		Fixed Payable Rate	Fixed Payment Frequency	Underlying Reference Entity	Position	Maturity Date	Value	Premiums Paid	Unrealized Appreciation (Depreciation)
BNP Paribas		$3,266,899	0.25%	Monthly	BNPXCHY5 Index(l)	Short	5/15/24	$(31,608)	$—	$(31,608)
BNP Paribas	EUR	2,964,973	0.30%	Monthly	BNPXCEX5 Index(m)	Short	5/15/24	5,849	—	5,849

								$(25,759)	$—	$(25,759)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	482,530	USD	355,851	4/3/24	$(389)
Brown Brothers Harriman	EUR	167,798	USD	183,441	4/3/24	2,413
Brown Brothers Harriman	EUR	430,421	USD	467,623	4/3/24	3,264
Brown Brothers Harriman	EUR	674,193	USD	734,432	4/3/24	7,079
Brown Brothers Harriman	EUR	1,000,000	USD	1,086,269	4/3/24	7,419
Brown Brothers Harriman	EUR	731,810	USD	796,970	4/3/24	7,457
Brown Brothers Harriman	EUR	3,038,311	USD	3,291,342	4/3/24	13,460
Brown Brothers Harriman	EUR	16,593,978	USD	17,975,924	4/3/24	73,513
Brown Brothers Harriman	GBP	420,507	USD	532,519	4/3/24	1,776
Brown Brothers Harriman	GBP	422,710	USD	538,338	4/3/24	4,814
Brown Brothers Harriman	GBP	1,790,447	USD	2,264,838	4/3/24	5,026
Brown Brothers Harriman	USD	356,534	CAD	482,530	4/3/24	(295)
Brown Brothers Harriman	USD	19,859,080	EUR	18,386,164	4/3/24	(23,168)
Brown Brothers Harriman	USD	965,909	EUR	889,773	4/3/24	(5,978)
Brown Brothers Harriman	USD	2,926,410	EUR	2,709,363	4/3/24	(3,414)
Brown Brothers Harriman	USD	208,574	EUR	190,505	4/3/24	(3,048)
Brown Brothers Harriman	USD	350,400	EUR	322,263	4/3/24	(2,727)
Brown Brothers Harriman	USD	151,650	EUR	138,443	4/3/24	(2,291)
Brown Brothers Harriman	USD	3,327,318	GBP	2,633,664	4/3/24	(3,240)
Brown Brothers Harriman	CAD	501,400	USD	370,606	5/2/24	279
Brown Brothers Harriman	EUR	2,771,369	USD	2,996,654	5/2/24	3,289
Brown Brothers Harriman	EUR	18,415,772	USD	19,912,790	5/2/24	21,855
Brown Brothers Harriman	GBP	214,442	USD	270,821	5/2/24	120
Brown Brothers Harriman	GBP	2,615,603	USD	3,304,801	5/2/24	2,995

						$110,209

Glossary of Portfolio Abbreviations

CAD	Canada Dollar
EMTN	Euro Medium Term Note
EUR	Euro Currency
GBP	British Pound
ICON	Income Capital Obligation Note
OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*	March 28, 2024 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying Notes to Schedule of Investments.
**	Amount denominated in U.S. dollars unless otherwise indicated.
†	Represents shares.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $181,504,204 in aggregate has been pledged as collateral.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)	Security converts to floating rate after the indicated fixed–rate coupon period.
(d)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $119,921,563 which represents 47.1% of the net assets of the Fund (31.3% of the managed assets of the Fund).

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $36,891,947 which represents 14.5% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $79,977,110 which represents 31.4% of the net assets of the Fund, of which 0.9% are illiquid.

(g)	Non–income producing security.
(h)	Security is in default.
(i)	Variable rate. Rate shown is in effect at March 28, 2024.
(j)	Rate quoted represents the annualized seven–day yield.
(k)	Based on USD-SOFR-OIS. Represents rates in effect at March 28, 2024.
(l)	The index intends to track the performance of the CDX.NA HY. The two constituent investments held within the index at March 28, 2024 were as follows:

Investment	Receive	Frequency	Payment	Frequency	Maturity Date	Total Weight	3/28/24 Price	3/28/24 Value
Credit Default Swaps (CDS)—MARKIT CDX.NA.HY.42 Index	5.00% per anum	Quarterly	Performance of CDS	Semiannually	6/20/29	99.69%	$107.16	$3,288,076
Cash	—	—	—	—	—	0.31%	—	10,204

(m)	The index intends to track the performance of the iTraxx Crossover CDS. The two constituent investments held within the index at March 28, 2024 were as follows:

Investment	Receive	Frequency	Payment	Frequency	Maturity Date	Total Weight	3/28/24 Price		3/28/24 Value
Credit Default Swaps (CDS)—MARKIT ITRX EUR XOVER Index	5.00% per anum	Quarterly	Performance of CDS	Semiannually	6/20/29	100.15%	EUR	297.03	$3,197,460
Cash		—	—	—	—	(0.15)%		—	(4,816)

Country Summary	% of Managed Assets
United States	48.1
United Kingdom	11.1
Canada	10.1
France	9.1
Switzerland	4.3
Spain	4.1
Netherlands	3.6
Germany	1.6
Australia	1.3
Italy	0.8
Japan	0.6
Ireland	0.5
Other (includes short-term investments)	4.8
100.0

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Quarterly Period

Since March 28, 2024 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s schedule of investments have been presented through that date.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options and total return swaps are valued based upon prices provided by a third- party pricing service or counterparty. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment manager is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgements and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 28, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Exchange-Traded	$62,590,689	$—	$—	$62,590,689
Preferred Securities—Over-the-Counter	—	307,589,801	—	307,589,801
Short-Term Investments	—	6,800,717	—	6,800,717

Total Investments in Securities(a)	$62,590,689	$314,390,518	$—	$376,981,207

Forward Foreign Currency Exchange Contracts	$—	$154,759	$—	$154,759
Interest Rate Swap Contracts	—	9,244,094	—	9,244,094
Total Return Swap Contracts	—	5,849	—	5,849

Total Derivative Assets(a)	$—	$9,404,702	$—	$9,404,702

Forward Foreign Currency Exchange Contracts	$—	$(44,550)	$—	$(44,550)
Total Return Swap Contracts	—	(31,608)	—	(31,608)

Total Derivative Liabilities(a)	$—	$(76,158)	$—	$(76,158)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 3. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Over-the-Counter Total Return Swap Contracts: In a total return swap, one party receives a periodic payment equal to the total return of a specified security, basket of securities, index, or other reference asset for a specified period of time. In return, the other party receives a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund bears the risk of loss in the event of nonperformance by the swap counterparty. Risks may also arise from unanticipated movements in the value of exchange rates, interest rates, securities, index, or other reference asset.

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The following summarizes the monthly average volume of the Fund’s total return swap contracts and forward foreign currency exchange contracts activity for the three months ended March 28, 2024:

	Total Return Swap Contracts(a)	Forward Foreign Currency Exchange Contracts(a)
Average Notional Amount	$6,411,523	$23,268,666

(a)

Average notional amounts represent the average for the period in which the Fund had total return swap contracts and forward foreign exchange contracts outstanding at month-end. For the period, this represents three months for total return swap contracts and three months for forward foreign currency exchange contracts.